Leases - Schedule of Maturities of Lease Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Lessee, Operating Lease, Liability, to be Paid, Fiscal Year Maturity
2026	$ 127
2027	117
2028	95
2029	72
2030	49
Thereafter	78
Total lease payments	538
Less imputed interest	54
Total operating lease liabilities	$ 484	$ 506
Weighted-average remaining lease term (years)	5 years 4 months 13 days	5 years 5 months 1 day
Weighted-average discount rate	3.72%	3.40%